Discontinued operations	6 Months Ended
Jun. 30, 2026
Discontinued operations [Abstract]
Discontinued operations
4.	Discontinued operations

(a)	Description

In April 2026, the Group disposed of its entire energy storage solutions business to a wholly-owned subsidiary of Newlink. The business was reported as a discontinued operation for the four months ended 30 April 2026.

(b)	Financial performance and cash flow information

	For the six months ended June 30,
	2025	2026
	RMB’000	RMB’000

Revenues	1,002	—
Cost of revenues	(1,182)	—
Operating expenses	(14,290)	(186)
Other gains, net	3	5
Finance costs	(86)	—
Loss before income tax	(14,553)	(181)
Income tax	—	—
Loss after income tax	(14,553)	(181)
Gain on disposal of business after income tax	—	9,788
(Loss)/profit from discontinued operations	(14,553)	9,607
Attributable to:
Equity holders of the Company	(13,866)	9,560
Non-controlling interests	(687)	47
	(14,553)	9,607

Other comprehensive income from discontinued operations	—	—
Total comprehensive (loss)/income from discontinued operations	(14,553)	9,607
Attributable to:
Equity holders of the Company	(13,866)	9,560
Non-controlling interests	(687)	47
	(14,553)	9,607

Net cash generated from/(used in) operating activities	9,926	(1,024)
Net cash used in financing activities	(10,000)	—
Net decrease in cash and cash equivalents from discontinued operations	(74)	(1,024)

(c)	Details of disposal of business

As of April 30,
2026
RMB’000

Disposal consideration receivable	9,250
Carrying amount of net liabilities disposed	538
Gain on disposal before income tax	9,788
Income tax expense on gain	—
Gain on disposal after income tax	9,788

The carrying amounts of assets and liabilities as at the date of disposal were:

As of April 30,
2026
RMB’000

Prepayments, other receivables and other assets	466
Total assets	466
Trade payables	(892)
Other payables and accruals	(112)
Total liabilities	(1,004)
Net liabilities	(538)